Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Schedule of Borrowing	Borrowing as of December 31, 2023 and 2024 represented the following:
	As of December 31,
	2023		2024
Short-term borrowings	NT$	90,000	NT$	90,000

Long-term borrowings, current	NT$	7,316	NT$	13,118
Long-term borrowings, non-current		43,157		30,757
Subtotal of long-term borrowings	NT$	50,473	NT$	43,875

Total borrowings	NT$	140,473	NT$	133,875

Schedule of Short-Term Bank Borrowing	The borrowing period and interest rate range represented the following:
Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2023
Chuang Hwa Bank	1.81%	November 13, 2023	November 13, 2024	NT$	82,000
E.Sun Bank	2.43%	October 28, 2023	April 28, 2024		8,000
Total				NT$	90,000

Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2024
Chuang Hwa Bank	1.94%	November 13, 2024	November 13, 2025	NT$	82,000
E.Sun Bank	2.43%	October 30, 2024	March 31, 2025		8,000
Total				NT$	90,000

Schedule of Long-Term Bank Borrowing	The borrowing period and interest rate range represented the following:
Nature	Interest rate	Issuance Date	Maturity Date	As of December 31, 2023		As of December 31, 2024
Guaranteed borrowing	2.28%	December 05, 2022	December 05, 2027	NT$	12,640	NT$	9,480
Credit borrowing	2.0%~2.2%	October 18, 2023	October 18, 2028		37,833		34,395
Total				NT$	50,473	NT$	43,875